Share Capital	9 Months Ended
Sep. 30, 2023
Share Capital [Abstract]
SHARE CAPITAL
8.	SHARE CAPITAL

(a)	Authorized Unlimited number of common shares without par value

As at September 30, 2023, the Company had 1,853,955 common shares issued and outstanding (December 31, 2022 – 448,686) after taking into account the 100-to-1 reverse stock split that took place on August 10, 2023.

As of the date of issuance of these financial statements total outstanding common shares is 3,902,168 (post 100-to-1 reverse split that was effective as of August 10, 2023), due to the issuance of 1,870,000 shares from a capital raise on October 31, 2023 and the exercise of 180,000 prefunded warrants also issued on October 31, 2023 that were exercised into 177,313 additional common shares on November 1, 2023, as well as the conversion of 900 RSU’s into 900 common shares on October 3, 2023.

(b)	Common share transactions

Transactions for the nine months ended September 30, 2023 are as follows:

●

The Company issued 180,429 common shares on the exercise of various warrants for gross proceeds of $3,608,571. Additionally, the Company issued 180,429 warrants to replace those warrants that were exercised. As an incentive to investors to exercise the 180,429 warrants, the Company issued cashless warrants to those investors that were exercisable as of March 30, 2023. As well, any holders of the $23.00 warrants that had a ratchet provision also became cashless. As a result, 210,319 common shares were issued for cashless warrants in Q2 2023.

On June 28, 2023 the Company issued 500,000 at $4.50 per share for gross proceeds of $2,250,000 before offering expenses and other expenses included in share issuance costs.

On July 13, 2023, the Company issued 514,500 shares at $4.50 per share for gross proceeds of $2,315,250 before offering expenses and other expenses included in share issuance costs.

Subsequent to September 30, 2023 the Company issued 1,870,000 common shares at $0.65 per share and also issued 530,000 prefunded warrants with an exercise price of $0.01 and a purchase price of $0.64 per warrant for total gross proceeds of $1,554,700 before offering expenses and other expenses included in share issuance costs.

Transactions for the nine months ended September 30, 2022 are as follows:

On January 11, 2022, the Company completed an underwritten public offering in the United States, raising a total of $20,013,043 in gross proceeds. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds. The underwritten public offering resulted in the sale to the public of 72,157 Units at $230.00 per Unit, with each Unit being comprised of one common share and one warrant (the “Unit Warrants”) exercisable at $230.00 per share. The Unit warrants are exercisable immediately and have a term of 5 years. Gross proceeds of $10,936,974 were allocated to the common shares, and $5,395,878 to the unit warrants liability

In addition, the Company issued 14,800 pre-funded units (“Pre-Funded Units”) at $229.00 per Pre-Funded Unit. Each Pre-Funded Unit is comprised of a one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase one common share, and one warrant to purchase one common share. The Pre-Funded Warrant allows the holder to acquire one common share of the Company at an exercise price of $1.00 per common share, and a warrant to purchase a common share at an exercise price of $230.00 per share. The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised. Proceeds of $2,560,400 were allocated to the pre-funded warrants and $1,106,747 to the unit warrants in the warrant liability.

The Company determined that the pre-funded warrants within the Pre-funded Units are common shares in substance, as they require only a minimal exercise price of $1.00. In addition, the underwriting agreement includes both the Units and Pe-funded Units and were negotiated together in the equity raise. Given that the purpose of the Prefunded Unit is in substance the same as that of the Unit (i.e., resulting in the ownership of both common shares and common share warrants) and that the terms of the warrants in both the Units and Prefunded Units are the same (i.e., the obligations of the Company for the units are the same), the Company determined that the Units and Pre-funded Units are closely related and should be combined into one unit of account for the purposes of allocating proceeds.

Therefore, the proceeds from the sale of the Units and Pre-funded Units are combined and allocated among the common shares, pre-funded warrants, and the common share warrants using the residual method, with the warrant liability being initially recognized at fair value as of the registration date and the residual amount being allocated to the common shares (i.e., equity).

The Company concurrently sold an additional 13,043 warrants to purchase 13,043 common shares exercisable at $230.00 per share (the “Option Warrants”) pursuant to an over-allotment option exercised by the underwriter. The exercise price of the warrants issued in connection with the exercise of the over-allotment option was $0.97 per warrant. Each Option Warrant is exercisable immediately and has a term of five years from the issue date. Proceeds of $975,393 were allocated to the option warrant liability. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability.

The fair value of the common shares and pre-funded units was determined by reference to the market price on the day of the offering, which was $173.00 per share. The Unit Warrants, Warrants, and Option Warrants were valued using the Black-Scholes model using the following assumptions: initial stock price $173.00, strike rate $230.00, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company also issued warrants to the placement agents to purchase 4,348 common shares at an exercise price of $253.00 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $173.00, strike rate $253.00, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company assessed that the warrants issued under the public offering, excluding the Placement Agent Warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. The Placement Agent Warrants were assessed under IFRS 2 Share Based Payments, as equity-settled share-based payments and have been recorded in equity.

The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 14,800 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 14,800 common shares that were fully issued.

On March 31, 2022, as part of the ClearRF acquisition (Note 3), the Company issued 1,390 shares to the vendor with a fair value of $190,094.

The Company issued 1,550 common shares, with a fair value of $170,500 ($110.00 per share) to consultants as part of their compensation for services rendered.

The Company issued 8,542 common shares with a fair value of $1,002,461 as combined payments of the monthly principal repayment of $400,000 for the months of May and June 2022 payable in shares per the terms of the promissory note.

The Company issued 15,500 common shares, with a fair value of $170,500 ($110.00 per share) to consultants as part of their compensation for services rendered.

The Company issued 300 shares with a fair value of $22,200 ($74.00 per share) resulting from a supplier converting RSU’s into common shares. The Company issued 600 shares, with a fair value of $61,800 ($103.00 per share), to a supplier as partial compensation according to their contractual agreements.

The Company issued 4,049 shares, with a fair value of $441,296 ($109.00 per share),as payment for the monthly principal repayment of $400,000 on the promissory note. ·

The Company issued 6,849 shares, with a fair value of $520,548 ($76.00 per share), as payment for the monthly principal repayment of $400,000 on the promissory note.

The Company issued 600 shares, with a fair value of $61,800 ($103.00 per share), to a supplier as partial compensation according to their contractual agreements.

(c)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

		Weighted
	Number of	Average
	Stock	Exercise
	Options	Price
Outstanding options, December 31, 2021	4,146	$1,388.00
Granted	11,450	115.00
Expired/Cancelled	(534)	(3,090.00)
Outstanding options, December 31, 2022	15,062	$352.91
Granted	-	-
Expired/Cancelled	-	-
Outstanding options, September 30, 2023	15,062	$352.91

As at September 30, 2023 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	129	129	5,400.00	24-Dec-23	0.23
15-Jan-19	8	8	5,400.00	15-Jan-24	0.29
21-Mar-19	123	123	5,900.00	21-Mar-24	0.47
1-Jan-20	21	21	5,400.00	1-Jan-24	0.25
15-Nov-20	950	950	600.00	15-Nov-30	7.13
15-Nov-20	1,615	1,615	600.00	15-Nov-25	2.13
2-Jan-21	570	570	1,150.00	2-Jan-26	2.26
2-Jan-21	50	50	1,150.00	2-Jan-31	7.26
18-Jan-21	145	145	1,150.00	18-Jan-26	2.30
1-Jan-22	200	200	400.00	29-Oct-26	3.08
13-Apr-22	7,950	3,975	110.00	13-Apr-27	3.54
12-Jul-22	3,300	1,375	110.00	12-Jul-25	1.78
Total	15,061	9,161	$352.91		3.12

Transactions for the nine months ended September 30, 2023 are as follows:

●

On January 1, 2022, the Company granted 200 stock options at $400.00 per share that vest in 8 equal quarterly periods with the first vesting occurring on the grant date. The fair value on the date of the grant was $54,480 ($272.40 per option).

●	On April 13, 2022, the Company granted 7,950 stock options to executives and employees at an exercise price of $110.00 per share. These options vest quarterly over three years period with the first vesting taking place at the date of the grant. The fair value of these options on the date of the grant is $678,520 ($85.35 per share).

(d)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

A summary of the Company’s restricted share unit activity is as follows:

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2021	0	$-
Granted	31,950	105.08
Exercised	(300)	(103.00)
Outstanding RSU, December 31, 2022	31,650	$105.02
Granted	-	-
Exercised	-	-
Outstanding RSU, September 30, 2023	31,650	$105.02

Grant Date	Number of RSU’s outstanding	Weighted Average Issue Price
9-Mar-22	2,250,000	1.03
13-Apr-22	825,000	1.10
12-Jul-22	90,000	1.10
Total	3,165,000	$1.05

Transactions for the nine month period ended September 30, 2022, are as follows:

●	On March 9, 2022, the Company granted 4,500 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $103.00/share.

●

On March 9, 2022, the Company granted 18,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 1,500 RSU’s occurring on the date of the granted and another 1,500 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $103.00/share.

●	On April 13, 2022, the Company granted 2,400 RSU’s to consultants that vest immediately. On the date of granting, the fair value and the stock price was $110.00/share.

●	On April 13, 2022, the Company granted 5,850 RSU’s to employees of the Company that vest quarterly over 12 periods with the first vesting of 488 RSU’s occurring on the date of the granted and another 488 RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $110.00/share.

Transactions subsequent to the period end where 900 RSU’s were converted into 900 common shares on October 3, 2023.

(e)	Agents’ options

A summary of the Company’s agent options activity is as follows:

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2021	4,459	$751.00
Granted	4,873	251.00
Expired	(17)	2,049.00
Outstanding agent options, December 31, 2022	9,315	$487.06
Granted	-	-
Expired	-	-
Outstanding agent options, September 30, 2023	9,315	$487.06

As at September 30, 2023 agent options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
29-Sep-20	1,135	1,135	$660.00	28-Sep-25	2.00
29-Sep-20	2,660	2,660	$685.00	28-Sep-25	2.00
31-Dec-20	647	647	$1,150.00	30-Jun-24	0.75
11-Jan-22	4,348	4,348	$253.00	11-Jan-27	3.28
1-Apr-22	525	525	$230.00	8-Mar-27	3.44
Total	9,315	9,315	487.06		2.59

Transactions for the nine month period ended September 30, 2022 are as follows:

●	The Company issued warrants to the placement agents to purchase 4,348 common shares at an exercise price of $253.00 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $173.00, strike rate $253.00, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 525 agent’s options with a fair value of $61,950 with an exercise price of $230.00.

As part of the capital raise that occurred on October 31, 2023 as more fully described in the Subsequent Events Note 17, the Company issued 120,000 warrants to the underwriter exerciseable at the lower of: $0.715 per warrant or a cashless exercise with a five year term.

Agent’s options outstanding as of the date of the MD&A are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
29-Sep-20	1,135	1,135	$660.00	28-Sep-25	1.87
29-Sep-20	2,660	2,660	$685.00	28-Sep-25	1.87
31-Dec-20	647	647	$1,150.00	30-Jun-24	0.63
11-Jan-22	4,348	4,348	$253.00	11-Jan-27	3.16
1-Apr-22	525	525	$230.00	8-Mar-27	3.32
31-Oct-23	120,000	0	$0.72	31-Oct-28	4.97
Total	129,315	9,315	35.75		4.79

(f)	Share purchase warrants

A summary of the Company’s share purchase warrant activity is as follows:

	Number of Warrants	average exercise price

Outstanding, December 31, 2021	51,213	$989.00
Granted	291,391	$94.00
Expired	(1,284)	$3,347.00
Outstanding, December 31, 2022	341,320	$176.00
Granted	180,429	$20.00
Exercised	(390,748)	$9.00
Outstanding, September 30, 2023	131,001	$383.62

As at September 30, 2023 the share purchase warrants outstanding are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	18,056	685.00	28-Sep-25
31-Dec-20	12,945	1,150.00	30-Jun-24
11-Jan-22	100,000	230.00	10-Jan-27
Total	131,001	$383.62

Transactions for the nine months ended September 30, 2023 are as follows:

●	180,429 warrants were exercised on January 12, 2023. The Company issued 180,429 warrants to replace those warrants that were exercised. As an incentive to investors to exercise the 180,429 warrants, the Company issued cashless warrants to those investors that were exercisable as of March 31, 2023. As well, any holders of the $23.00 warrants that had a ratchet provision also became cashless. As a result, 210,318 cashless warrants were exercised in Q2 2023.

Transactions for the nine month period ended September 30, 2022 are as follows:

●	On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 100,000 share purchase warrants, exercisable at $230.00 per warrant and with a term of five years.